SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 10, 2007	Feb. 28, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006	Dec. 31, 2003
SHAREHOLDERS' EQUITY [Abstract]
Authorized grant of options, aggregate amount, shares							1,666,667
Authorized grants, additional options, shares						500,000
Vesting terms and description			One third of the options granted under the Company's Plan vest immediately on the grant date and the remaining two thirds vest ratably over two years.
Options granted, maximum number of years before expiration			10 years
Minimum percent of fair market value of ordinary share on the date of grant, exercise price			60.00%
Minimum percent of fair market value of ordinary share on the date of grant, exercise price, non-employee			80.00%
Number of shares available for grant			341,832
Share-based compensation for employees					$ 31
Warrants outstanding	1,578,947		2,778,947
Warrants, issuance date	Dec. 10, 2007
Convertible note, amount	3,000
Convertible note, exercise price per share	$ 2.38
Interest rate additional rate over LIBOR	3.50%				3.96%
Debt conversion, price per share	$ 2.09				$ 2.09
Discount on convertible note		$ 708			$ 451
Common stock, price per share	$ 2.04
Risk free interest rate	0.41%
Volatility factor	52.50%
Dividend yield	0.00%
Contractual life, years	3 years
Maturity date for convertible note, extended date	Oct. 01, 2012
Warrants issued		1,200,000
Warrants, exercise price		$ 2.5
Warrants issued, term, years		3 years